Summary of Unaudited Consolidated Pro Forma Results of Operations (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	4 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Business Acquisition, Pro Forma Information [Line Items]
Revenues		$ 5,011	$ 4,745
Income (loss) from continuing operations		7	(118)
Net income (loss)		2	(122)
HOST HOTELS & RESORTS, INC.
Business Acquisition, Pro Forma Information [Line Items]
Net income (loss) available to common shareholders		3	(128)
Basic earnings (loss) per common share:
Continuing operations		$ 0.01	$ (0.19)
Discontinued operations	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.11)
Basic earnings (loss) per common share			$ (0.20)
Diluted earnings (loss) per common share:
Continuing operations		$ 0.01	$ (0.19)
Discontinued operations	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.11)
Diluted earnings (loss) per common share			$ (0.20)
HOST HOTELS & RESORTS L.P.
Diluted earnings (loss) per common share:
Net income (loss) available to common unitholders		$ 3	$ (130)
Basic earnings (loss) per common unit:
Continuing operations		0.01	(0.20)
Discontinued operations		(0.01)
Basic earnings (loss) per common unit			(0.20)
Diluted earnings (loss) per common unit:
Continuing operations		0.01	(0.20)
Discontinued operations		(0.01)
Diluted earnings (loss) per common unit			(0.20)